Segment Reporting (Details) - Schedule of segment revenue and gross margin - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total Revenue	$ 30,959	$ 27,102	$ 36,392	$ 30,072
Gross margin:
Total gross margin	27,395	23,529	31,430	26,163
Retail [Member]
Revenue:
Total Revenue	24,572	21,917	29,591	23,724
Gross margin:
Total gross margin	22,339	19,524	26,290	20,795
Brands [Member]
Revenue:
Total Revenue	6,387	5,185	6,801	6,348
Gross margin:
Total gross margin	$ 5,056	$ 4,005	$ 5,140	$ 5,368